Mezzanine Equity (Tables)	12 Months Ended
Nov. 30, 2019
Temporary Equity Disclosure [Abstract]
Schedule Of Redeemable Noncontrolling Interests
The following table shows the activity of National Beef's redeemable noncontrolling interests (prior to its deconsolidation in June 2018) during the eleven months ended November 30, 2018 (in thousands):

Balance, January 1, 2018	$412,128
Income allocated to redeemable noncontrolling interests	37,141
Distributions to redeemable noncontrolling interests	(70,681)
Increase in fair value of redeemable noncontrolling interests charged to additional paid-in capital	21,404
Reversal of cumulative National Beef redeemable noncontrolling interests fair value adjustment prior to deconsolidation	(237,669)
Deconsolidation of National Beef	(162,323)
Balance, November 30, 2018	$—